UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 94.3%
AUSTRIA 1.4%
RETAIL
Atrium European Real Estate Ltd.(a)	10,570	$55,290

BELGIUM 0.7%
INDUSTRIAL
Warehouses De Pauw SCA	590	25,110

FINLAND 1.8%
DIVERSIFIED
Citycon Oyj	6,766	17,744
Sponda Oyj(a)	18,137	52,477
		70,221
FRANCE 31.4%
DIVERSIFIED 26.4%
Eurosic	294	7,031
Fonciere des Regions	844	73,994
Gecina SA	979	80,597
ICADE	1,117	97,752
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	736	73,746
Unibail-Rodamco	3,999	698,792
		1,031,912
RETAIL 5.0%
Klepierre	3,227	92,265
Mercialys Promesse	3,146	105,382
		197,647
TOTAL FRANCE		1,229,559

GERMANY 2.9%
OFFICE 1.5%
Alstria Office AG	7,356	58,818

1

	Number
	of Shares	Value
RESIDENTIAL— APARTMENT 0.5%
Deutsche Wohnen AG(a)	1,232	$18,701

RETAIL 0.9%
Deutsche Euroshop AG	1,167	35,429
TOTAL GERMANY		112,948

ITALY 0.9%
OFFICE
Beni Stabili S.p.A.	46,009	35,379

NETHERLANDS 11.7%
DIVERSIFIED 1.0%
Wereldhave NV	460	37,188

INDUSTRIAL 0.9%
ProLogis European Properties	7,856	35,047

OFFICE 0.5%
VastNed Offices/Industrial NV	1,275	19,381

RETAIL 9.3%
Corio NV	3,449	191,128
Eurocommercial Properties NV	2,401	81,584
VastNed Retail NV	1,725	92,814
		365,526
TOTAL NETHERLANDS		457,142

SWEDEN 3.8%
DIVERSIFIED 3.1%
Castellum AB	11,072	81,705
Fabege AB	2,340	10,053
Hufvudstaden AB	4,118	26,993
		118,751
OFFICE 0.7%
Wihlborgs Fastigheter AB	1,853	28,632
TOTAL SWEDEN		147,383

2

	Number
	of Shares	Value
SWITZERLAND 2.2%
OFFICE
PSP Swiss Property AG(a)	1,629	$86,507

UNITED KINGDOM 37.5%
DIVERSIFIED 23.6%
British Land Co., PLC	47,354	344,096
Development Securities PLC(a)	2,634	12,430
Hammerson PLC	43,796	252,216
Helical Bar PLC	10,427	59,220
Land Securities Group PLC	27,802	248,000
London & Stamford Property Ltd.	3,413	6,998
		922,960
INDUSTRIAL 4.2%
Hansteen Holdings PLC	12,709	16,665
Segro PLC	32,134	148,152
		164,817
OFFICE 6.6%
Derwent London PLC	8,295	133,714
Great Portland Estates PLC	32,635	126,748
		260,462
RESIDENTIAL— APARTMENT 0.5%
Unite Group PLC	8,755	18,427

RETAIL 0.7%
Liberty International PLC	3,927	28,601

SELF STORAGE 1.9%
Big Yellow Group PLC(a)	12,746	72,764
TOTAL UNITED KINGDOM		1,468,031
TOTAL COMMON STOCK (Identified cost—$3,712,708)		3,687,570

SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.01%(b)	50,000	50,000

3

		Number
		of Shares	Value
Federated U.S. Treasury Cash Reserves Fund, 0.01%(b)		50,000	$50,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$100,000)			100,000

TOTAL INVESTMENTS (Identified cost—$3,812,708)	96.8%		3,787,570

OTHER ASSETS IN EXCESS OF LIABILITIES	3.2%		123,303

NET ASSETS	100.0%		$3,910,873

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Staff Position No. 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), effective June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at July 31, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,687,570	$3,687,570	—	—
Money Market Funds	100,000	—	100,000	—
Total Investments	$3,787,570	$3,687,570	$100,000	—

Note 2.  As of July 31, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$337,869
Gross unrealized depreciation	(363,007)
Net unrealized depreciation	$(25,138)

Cost for federal income tax purposes	$3,812,708

Note 3.  Subsequent Event: - On September 18, 2009, the Fund merged with and into Cohen & Steers International Realty Fund, Inc. (IRF) in accordance with Maryland General Corporation Law. As a result, shareholders of the Fund became shareholders of IRF and all of the Fund’s assets and liabilities were combined with IRF and each shareholder of the Fund received a number of the corresponding class of shares of IRF in exchange for their shares of the Fund having an aggregate net asset value of the Fund’s shares held as of the close of business of the New York Stock Exchange on September 18, 2009.

Item 2.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: September 28, 2009